Taxation	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Taxation	9. TAXATION

			Group
	2020	2019	2018
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	120	265	408
Adjustments in respect of prior years	(24)	(25)	(20)
Total current tax	96	240	388
Deferred tax:
Charge for the year	34	46	16
Adjustments in respect of prior years	4	(7)	(5)
Total deferred tax	38	39	11
Tax on profit	134	279	399

The standard rate of UK corporation tax was 27% for banking entities and 19% for non-banking entities (2019: 27% for banking entities and 19% for non-banking entities; 2018: 27% for banking entities and 19% for non-banking entities) following the introduction of an 8% surcharge to be applied to banking companies from 1 January 2016. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. Finance Act 2016 introduced a reduction in the standard rate of corporation tax rate to 17% from 2020 but this was reversed in the UK Budget in March 2020. As a result, the standard rate of corporation tax remains at 19% and the effect of the increase of 2% over that expected at 31 December 2019 has been reflected in the opening deferred tax balance at 1 January 2020.
The Santander UK group’s effective tax rate for 2020 was 22.1% (2019: 27.6%, 2018: 25.8%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

			Group
	2020	2019	2018
	£m	£m	£m
Profit before tax	605	1,012	1,545
Tax calculated at a tax rate of 19% (2019: 19%, 2018: 19%)	115	192	294
Bank surcharge on profits	31	65	109
Non-deductible preference dividends paid	8	8	8
Non-deductible UK Bank Levy	19	24	20
Non-deductible conduct remediation, fines and penalties	(4)	44	6
Other non-deductible costs and non-taxable income	25	31	30
Effect of change in tax rate on deferred tax provision	6	(14)	(1)
Tax relief on dividends in respect of other equity instruments	(40)	(39)	(42)
Adjustment to prior year provisions	(26)	(32)	(25)
Tax charge	134	279	399
Current tax assets and liabilities
Movements in current tax assets and liabilities during the year were as follows:

		Group
	2020	2019
	£m	£m
Assets	200	153
Liabilities	—	—
At 1 January	200	153
Income statement charge	(96)	(240)
Other comprehensive income (charge)/credit	1	(4)
Corporate income tax paid	159	292
Other movements	—	(1)
	264	200
Assets	264	200
Liabilities	—	—
At 31 December	264	200

The amount of corporation income tax paid differs from the tax charge for the period as a result of the timing of payments due to the tax authorities together with the effects of movements in deferred tax, adjustments to prior period current tax provisions and current tax recognised directly in other comprehensive income.
Santander UK proactively engages with HM Revenue & Customs to resolve tax matters relating to prior years. The accounting policy for recognising provisions for such matters are described in Note 1. It is not expected that there will be any material movement in such provisions within the next 12 months. Santander UK adopted the Code of Practice on Taxation for Banks in 2010. For more on this, see our Tax Strategy at www.santander.co.uk/about-santander/sustainability/taxation-strategy.
Deferred tax
The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

								Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	(52)	(96)	(58)	(8)	13	17	35	(149)
Income statement (charge)/ credit	(13)	(63)	—	—	2	21	15	(38)
Transfers/reclassifications	—	—	12	(1)	—	—	(13)	(2)
Credited/(charged) to other comprehensive income	—	133	(53)	(2)	—	—	—	78
At 31 December 2020	(65)	(26)	(99)	(11)	15	38	37	(111)

At 1 January 2019	(51)	(183)	(43)	(13)	20	(6)	53	(223)
Income statement (charge)/credit	(1)	(44)	—	—	(7)	23	(10)	(39)
Transfers/reclassifications	—	—	22	5	—	—	(27)	—
Credited/(charged) to other comprehensive income	—	131	(37)	—	—	—	19	113
At 31 December 2019	(52)	(96)	(58)	(8)	13	17	35	(149)
The deferred tax assets and liabilities above have been recognised in the Santander UK group on the basis that sufficient future taxable profits are forecast within the foreseeable future, in excess of the profits arising from the reversal of existing taxable temporary differences, to allow for the utilisation of the assets as they reverse. Based on the conditions at the balance sheet date, management determined that a reasonably possible change in any of the key assumptions underlying the estimated future taxable profits in the Santander UK group’s three-year plan (described in Note 20) would not cause a reduction in the deferred tax assets recognised. At 31 December 2020, the Santander UK group had a recognised deferred tax asset in respect of UK capital losses carried forward of £12m (2019: £11m) included within tax losses carried forward. There are no unrecognised deferred tax assets on capital losses carried forward (2019: £nil).